STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 15 – STOCK-BASED COMPENSATION

The Company accounts for its stock-based compensation in accordance with the fair value recognition of ASC 718.

2024 Stock Incentive Plan

The Company did not grant options during the three months March 31, 2025 or 2024.

Compensation-based stock option activity for qualified and unqualified stock options are summarized below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, December 31, 2024	22,620	$46.50
Granted	-	0
Exercised	-	0
Forfeited	-	0
Outstanding, March 31, 2025	22,620	$46.50	4.5	$-
Exercisable, March 31, 2025	22,070	$46.50	4.5	$-

The following table summarizes information about options to purchase shares of the Company’s Class A common stock outstanding and exercisable at March 31, 2025:

Options Outstanding		Options Exerciseable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exerciseable Number of Options
$46.50	22,620	4.5	22,070
	22,620		22,070

Total compensation expense related to options was $3,341 for the three months ended March 31, 2025. As of March 31, 2025, there was future compensation cost of $7,798 with a weighted average recognition period of .75 years.

The aggregate intrinsic value totaled $0 and was based on the Company’s closing stock price of $17.50 as of March 31, 2025, which would have been received by the option holders had all option holders exercised their options as of that date.

Stock-Based Compensation Expense

The following table presents information related to stock-based compensation expense:

	For the Three Months Ended March 31,	Unrecognized at March 31,	Weighted Average Remaining Amortization Period
	2025	2025	(Years)
General and administrative	$3,341	$7,798	0.75
Total	$3,341	$7,798	0.75

NOTE 19 – STOCK-BASED COMPENSATION

The Company accounts for its stock-based compensation in accordance with the fair value recognition of ASC 718.

Stock Issued For Compensation

On April 17, 2024, the Company issued 1,437 shares of Class A Common Stock to the former chief financial officer for services rendered with a fair value of $83.50 per share.

2024 Stock Incentive Plan

On October 24, 2024, the Company filed a Form S-8 to register 32,000 shares of the Company’s Class A Common Stock to participants in the TruGolf Holdings, Inc. 2024 Stock Incentive Plan (the “2024 Plan”). Awards to be made under the 2024 Plan consist of covering up to the sum of (i) 32,000 shares; and (ii) an annual increase commencing on January 1, 2025 and continuing annually on each anniversary thereof through (and including) January 1, 2035, equal to the lesser of (A) 5% of the shares of Company Common Stock outstanding on a fully diluted basis on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the Board or the Committee (the “Overall Share Limit”). Shares issued or delivered under the 2024 Plan may consist of authorized but unissued shares of common stock, shares purchased on the open market or treasury shares.

On October 11, 2024, the Company granted options to purchase an aggregate of 22,620 shares of Class A Common Stock at an exercise price of $46.50 per share and a fair value of $538,323. Vesting terms of these options are as follows: (i) 21,520 options vest upon issuance and (ii) 1,100 options vest 50% upon issuance and 50% on the one-year anniversary of the grant date. The options were valued using the Black-Scholes option pricing model under the following assumptions as found in the table below.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, January 1, 2024	-	$-
Granted	22,620	46.50
Exercised	-	0
Forfeited	-	0
Outstanding, December 31, 2024	22,620	$46.50	4.8	$-
Exercisable, December 31, 2024	15,670	$46.50	4.8	$-

The weighted average grant date fair value of the options granted and vested during the year ended December 31, 2024, was $538,323 and $524,960, respectively. The weighted average non-vested grant date fair value of non-vested options was $13,368 at December 31, 2024.

The following table summarizes information about options to purchase shares of the Company’s Class A Common Stock outstanding and exercisable at December 31, 2024:

Options Outstanding		Options Exerciseable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exerciseable Number of Options
$46.50	22,620	4.8	15,670
	22,620		15,670

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Years Ended December 31,
	2024	2023
Risk free interest rate	3.88%	0.00%
Expected term (years)	5.00 - 5.25	-
Expected volatility	53.49%	0.00%
Expected dividends	0.00%	0.00%

Stock-Based Compensation Expense

The following table presents information related to stock-based compensation expense:

			Weighted Average
	For the Year Ended Decemebr 31,	Unrecognized at December 31,	Remaining Amortization Period
	2024	2024	(Years)
General and administrative	$538,323	$13,368	1.00
Total	$538,323	$13,368	1.00